  YieldMax PLTR Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 7.9%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 7.9%
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $130.00	$128,203,908	10,418	$4,427,650
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $129.00	105,499,338	8,573	3,943,580
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $128.00	13,413,540	1,090	542,275
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $127.00	55,377,000	4,500	2,407,500
Palantir Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $140.00	134,012,340	10,890	3,348,675
Palantir Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $135.00	168,481,446	13,691	9,207,198
			23,876,878

TOTAL PURCHASED OPTIONS (Cost $39,858,941)			23,876,878

SHORT-TERM INVESTMENTS - 108.5%
Money Market Funds - 1.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		5,642,311	5,642,311

U.S. Treasury Bills - 106.6%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$108,880,000	108,847,382
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		44,859,000	44,719,551
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		49,076,000	48,710,530
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		55,977,000	55,223,304
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		66,997,000	65,606,171
			323,106,938

TOTAL SHORT-TERM INVESTMENTS (Cost $328,717,206)			328,749,249

TOTAL INVESTMENTS - 116.4% (Cost $368,576,147)			$352,626,127
Liabilities in Excess of Other Assets - (16.4)%			(49,676,251)
TOTAL NET ASSETS - 100.0%			$302,949,876

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $118,885,444.

  YieldMax PLTR Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (20.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (5.4)%
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $125.00	$(128,203,908)	(10,418)	$(6,459,160)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $124.00	(105,499,338)	(8,573)	(5,615,315)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $123.00	(13,413,540)	(1,090)	(771,175)
Palantir Technologies, Inc., Expiration: 8/7/2026; Exercise Price: $122.00	(55,377,000)	(4,500)	(3,397,500)
			(16,243,150)

Put Options - (15.1)%
Palantir Technologies, Inc., Expiration: 8/21/2026; Exercise Price: $140.01	(134,012,340)	(10,890)	(21,444,043)
Palantir Technologies, Inc., Expiration: 9/18/2026; Exercise Price: $135.01	(168,481,446)	(13,691)	(24,474,032)
			(45,918,075)

TOTAL WRITTEN OPTIONS (Premiums received $53,373,317)			$(62,161,225)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.